Schedule of Investments (unaudited)	iShares® U.S. Utilities ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 60.9%
ALLETE Inc.	41,361	$2,908,506
Alliant Energy Corp.	198,281	11,605,387
American Electric Power Co. Inc.	396,057	34,900,543
Avangrid Inc.	55,234	2,879,901
Duke Energy Corp.	609,615	64,076,633
Edison International	300,709	16,388,640
Entergy Corp.	159,025	16,366,853
Evergy Inc.	181,740	11,853,083
Eversource Energy	272,233	23,485,541
Exelon Corp.	774,422	36,242,950
FirstEnergy Corp.	431,047	16,517,721
Hawaiian Electric Industries Inc.	86,527	3,750,080
IDACORP Inc.	40,034	4,221,585
NextEra Energy Inc.	1,554,467	121,092,979
NRG Energy Inc.	193,970	7,999,323
PG&E Corp.(a)	1,179,913	10,371,435
Pinnacle West Capital Corp.	89,357	7,465,777
PNM Resources Inc.	68,025	3,287,648
Portland General Electric Co.	71,071	3,475,372
PPL Corp.	609,780	17,299,459
Southern Co. (The)	838,976	53,585,397
Xcel Energy Inc.	426,535	29,111,014
		498,885,827
Gas Utilities — 4.1%
Atmos Energy Corp.	103,559	10,209,882
National Fuel Gas Co.	72,255	3,716,075
New Jersey Resources Corp.	76,351	2,941,041
ONE Gas Inc.	42,232	3,115,877
Southwest Gas Holdings Inc.	45,967	3,214,472
Spire Inc.	40,957	2,905,899
UGI Corp.	165,399	7,606,700
		33,709,946
Independent Power and Renewable Electricity Producers — 2.4%
AES Corp. (The)	528,016	12,513,979
Vistra Corp.	382,034	7,315,951
		19,829,930
Multi-Utilities — 28.2%
Ameren Corp.	202,529	16,996,234
Security	Shares	Value

Multi-Utilities (continued)
Avista Corp.	54,113	$2,317,660
Black Hills Corp.	49,827	3,370,796
CenterPoint Energy Inc.	460,050	11,712,873
CMS Energy Corp.	229,399	14,174,564
Consolidated Edison Inc.	271,719	20,044,711
Dominion Energy Inc.	639,179	47,855,332
DTE Energy Co.	153,531	18,012,257
MDU Resources Group Inc.	159,449	5,057,722
NiSource Inc.	310,836	7,699,408
NorthWestern Corp.	40,161	2,489,580
Public Service Enterprise Group Inc.	400,292	24,910,171
Sempra Energy	249,697	32,622,913
WEC Energy Group Inc.	249,986	23,533,682
		230,797,903
Water Utilities — 4.1%
American Water Works Co. Inc.	143,817	24,464,710
Essential Utilities Inc.	177,154	8,701,804
		33,166,514
Total Common Stocks — 99.7%
(Cost: $802,751,238)		816,390,120

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	2,322,000	2,322,000

Total Short-Term Investments — 0.3%
(Cost: $2,322,000)		2,322,000

Total Investments in Securities — 100.0%
(Cost: $805,073,238)		818,712,120

Other Assets, Less Liabilities — 0.0%		401,139

Net Assets — 100.0%		$819,113,259

(a)	Non-income producing security.
(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Utilities ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$180	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	902,000	1,420,000	(b)	—	—	—	2,322,000	2,322,000	23		—
					$—	$—	$2,322,000		$203		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Utilities E-Mini Index	40	09/17/21	$2,655	$28,108

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Utilities ETF
July 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$816,390,120	$—	$—	$816,390,120
Money Market Funds	2,322,000	—	—	2,322,000
	$818,712,120	$—	$—	$818,712,120
Derivative financial instruments(a)
Assets
Futures Contracts	$28,108	$—	$—	$28,108

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

 3